Discontinued Operations (Details 1) - HKD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue	$ 0	$ 1,073,536	$ 1,298,493
Cost of sales	0	(778,059)	(977,851)
Gross profit	0	295,477	320,642
Other revenue	0	5,897	6,200
Selling, general and administrative expenses	0	(125,520)	(158,882)
Gain/(loss) on disposal of property, plant and equipment	0	1,197	(841)
Written off of property, plant and equipment	0	0	(2,798)
Gain on disposal of PIHL	141,341	540,921	0
Interest income	0	294	311
Finance costs	0	(545)	(1,428)
Profit before income tax	141,341	717,721	163,204
Income tax expense	0	(31,187)	(29,952)
Profit for the year	141,341	686,534	133,252
Other comprehensive income
Exchange gain on translation of financial statements of foreign operations	0	(12,241)	(1,566)
Income from discontinued operations attributable to members of the Company	$ 141,341	$ 674,293	$ 131,686